Note 8 - Income Taxes (Details) - Net Current and Net Long-Term Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Net noncurrent deferred tax liability	$ 202,300,000	$ 169,800,000
Successor [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Net current deferred tax asset	18,700	11,000
Net noncurrent deferred tax asset	6,500	(500)
Deferred Tax Assets, Net	25,200	10,500
Net noncurrent deferred tax liability	202,300	169,800
Total net deferred tax liability	$ 177,100	$ 159,300